Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	36 Months Ended	45 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000069675
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Hedge Multi-Strategy Tracker ETF
C000077928
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Merger Arbitrage ETF
C000170331
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Candriam International Equity ETF
C000238086
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Candriam U.S. Mid Cap Equity ETF
C000170332
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Candriam U.S. Large Cap Equity ETF
C000158453
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI FTSE International Equity Currency Neutral ETF
C000232898
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI U.S. Large Cap R&D Leaders ETF
C000232897
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Global Equity R&D Leaders ETF
Without Sales Load [Member] | C000069675
Average Annual Return [Line Items]
Average Annual Return, Percent	8.34%	8.42%			4.00%		3.04%
Without Sales Load [Member] | C000077928
Average Annual Return [Line Items]
Average Annual Return, Percent	3.34%	8.93%			1.59%		3.06%
Without Sales Load [Member] | C000170331
Average Annual Return [Line Items]
Average Annual Return, Percent	10.99%	19.58%			11.65%	8.32%
Without Sales Load [Member] | C000238086
Average Annual Return [Line Items]
Average Annual Return, Percent	14.94%	5.93%	11.86%
Without Sales Load [Member] | C000170332
Average Annual Return [Line Items]
Average Annual Return, Percent	21.18%	16.86%			15.48%	15.36%
Without Sales Load [Member] | C000158453
Average Annual Return [Line Items]
Average Annual Return, Percent	16.93%	24.05%			14.42%		8.90%
Without Sales Load [Member] | C000232898
Average Annual Return [Line Items]
Average Annual Return, Percent	30.25%	26.33%		15.86%
Without Sales Load [Member] | C000232897
Average Annual Return [Line Items]
Average Annual Return, Percent	29.21%	30.23%		13.70%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	23.47%	20.81%			16.74%		14.08%
MSCI World® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net)
Average Annual Return, Percent	20.90%	22.02%			15.58%		11.79%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net)
Average Annual Return, Percent	13.29%	23.03%			12.33%	8.33%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	23.47%	20.81%	22.55%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	23.47%	20.81%			16.74%	14.94%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net)
Average Annual Return, Percent	13.29%	23.03%			12.33%		7.48%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	23.47%	20.81%		12.95%
MSCI World® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net)
Average Annual Return, Percent	20.90%	22.02%		11.89%
NYLI Hedge Multi-Strategy Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Hedge Multi-Strategy Index
Average Annual Return, Percent	8.83%	9.57%			4.73%		3.80%
Barclay Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barclay Hedge Fund Index
Average Annual Return, Percent	11.89%	12.60%			8.19%		6.27%
S&P 500® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net)
Average Annual Return, Percent	23.37%	20.98%			17.12%		14.04%
NYLI Merger Arbitrage Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Merger Arbitrage Index
Average Annual Return, Percent	3.74%	8.76%			2.29%		3.69%
Barclay Merger Arbitrage Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barclay Merger Arbitrage Index
Average Annual Return, Percent	4.82%	7.33%			6.61%		5.33%
S&P 500® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net)
Average Annual Return, Percent	23.37%	20.98%			17.12%		14.04%
NYLI Candriam International Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Candriam International Equity Index
Average Annual Return, Percent	11.12%	19.83%			11.95%	8.54%
NYLI Candriam U.S. Mid Cap Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Candriam U.S. Mid Cap Equity Index
Average Annual Return, Percent	15.04%	6.11%	12.06%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	14.55%	10.79%	15.61%
NYLI Candriam U.S. Large Cap Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Candriam U.S. Large Cap Equity Index
Average Annual Return, Percent	21.25%	16.92%			15.61%	15.47%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	23.60%	21.45%			17.64%	15.62%
FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index
Average Annual Return, Percent	17.43%	24.74%			14.80%		9.29%
FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index
Average Annual Return, Percent	18.68%	23.96%			17.07%		10.66%
FTSE Developed ex North America Net Tax (US RIC) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed ex North America Net Tax (US RIC) Index
Average Annual Return, Percent	16.13%	25.35%			12.41%		7.83%
NYLI U.S. Large Cap R&D Leaders Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI U.S. Large Cap R&D Leaders Index
Average Annual Return, Percent	30.38%	26.53%		15.99%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	32.61%	30.52%		17.51%
NYLI Global Equity R&D Leaders Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Global Equity R&D Leaders Index
Average Annual Return, Percent	29.61%	30.80%		13.94%
FTSE All-World Growth® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All-World Growth<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	28.41%	26.32%		13.79%